CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 3,203	$ 2,223
Restricted deposit (Note 8c)	347	212
Trade receivables (net of allowance for doubtful accounts of $ 49 and $76 at December 31, 2012 and 2013, respectively)	7,111	8,618
Deferred tax assets (Note 9)	913	785
Other accounts receivable and prepaid expenses (Note 3)	901	737
Total current assets	12,475	12,575
LONG-TERM ASSETS:
Severance pay fund	1,775	1,577
Restricted cash (Note 8c)	374	381
Non-current Deferred tax assets	515	438
Long-term deposits and long-term assets (Note 8a)	80	66
Property and equipment, net (Note 4)	260	377
Goodwill (Note 5)	6,168	6,121
Total long-term assets	9,172	8,960
Total assets	21,647	21,535
CURRENT LIABILITIES:
Trade payables	359	684
Deferred revenues	2,284	1,467
Accrued expenses and other accounts payable (Note 6)	1,334	2,750
Total current liabilities	3,977	4,901
LONG-TERM LIABILITIES:
Accrued severance pay	1,956	1,808
Total long-term liabilities	1,956	1,808
COMMITMENTS, CONTINGENCIES LIBILITIES AND CHARGES (Note 8)
SHAREHOLDERS' EQUITY (Note 10):
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 125,000,000 shares at December 31, 2012 and 2013; Issued and outstanding: 11,641,758 and 12,088,049 shares at December 31, 2012 and 2013, respectively	133	129
Additional paid-in capital	37,114	36,033
Accumulated other comprehensive loss	(1,540)	(1,530)
Accumulated deficit	(19,993)	(19,806)
Total shareholders' equity	15,714	14,826
Total liabilities and shareholders' equity	$ 21,647	$ 21,535